Note 3: Other Current Assets: Schedule of Other Current Assets (Details) (USD $)	Nov. 30, 2013	May 31, 2013
Details
Other Current Assets, Beginning Balance	$ 981,000	$ 833,274
Prepaid Legal	(4,018)	(3,274)
Prepaid Financial Services	(973,500)	1,336,000
Less: Amortization	0	(1,185,000)
Other Current Assets, Balance end of period	$ 3,482	$ 981,000